NPORT-EX

Upright Growth Fund

Schedule of Investments

March 31, 2020 (unaudited)

Company	Shares	Market Value
COMMON STOCKS 96.03%
Bank Industry 1.32%
Bank of America Corporation	6,000	127,380

Basic Material 1.13%
BHP Billiton Limited ADR	500	18,345
Dow Inc.	333	9,737
DuPont de Nemours, Inc.	333	11,355
Steelcase Inc.	7,000	69,090
		108,527

Chemicals Specialty 0.02%
The Mosaic Company	200	2,164

Consumer 0.37%
Bed Bath & Beyond Inc.	8,500	35,785

Drug Manufacturer-other 9.22%
AbbVie Inc.	6,000	457,140
Teva Pharmaceutical Industries Limited* ADR	47,892	430,070
		783,817

Electronic Equipment 21.97%
Apple Inc.	6,500	1,652,885
Plug Power Inc.*	130,000	460,200
		2,113,085

Engineering & Construction 0.59%
Johnson Controls International plc	2,089	56,319

Generic Drug 3.04%
Bausch Health Companies Inc.	2,500	38,750
Mylan N.V.*	17,030	253,917
		292,667

Healthcare Services 0.31%
CVS Health Corporation	500	29,665

Household 0.09%
Whirlpool Corporation	100	8,580

Internet Services 1.73%
Alphabet Inc.*	100	116,281
Facebook, Inc.*	300	50,040
		166,321

Insurance 1.05%
Brighthouse Financial, Inc.*	1,000	24,170
MetLife, Inc.	2,500	76,425
		100,595

Machinery 0.12%
Caterpillar Inc.	100	11,604

Medical Supplies 0.41%
Abbott Laboratories	500	39,455

Oil 0.24%
Chevron Corporation	300	21,738
Transocean Ltd.	1,500	1,740
		23,478

Pharmaceutical 3.61%
Lannett Company, Inc.*	50,000	347,500

Retail Special Lines 4.04%
Alibaba Group Holding Limited*	2,000	388,960

Semiconductor 13.59%
Silicon Motion Technology Corporation	13,500	494,910
Taiwan Semiconductor Manufacturing Company Limited ADR	17,000	812,430
		1,307,340

Service - Restaurant 0.14%
Starbucks Corporation	200	13,148

IC Design 33.03%
Himax Technologies, Inc.* ADR	1,159,400	3,176,756

Total Common Stocks (Cost $18,168,169)		9,236,540

Registered Investment Companies 0.23%
Direxion Daily Energy Bull 2X Shares*	700	6,815
ProShares Ultra Gold*	300	15,600
Total Registered Investment Companies (Cost $217,258)		22,415

Short-term Investments 3.28%
First American Treasury Obligation Fund Class Z	104,445	104,445
Invesco Treasury Portfolio Institutional	105,527	105,527
Morgan Stanley Institutional Liquidity Fund- Treasury Portfolio Institutional	105,527	105,527
Total Short Term Investments (Cost)		315,498

Total Investments (Cost 18,700,925) 99.54%		9,574,453

Other Assets less Liabilities 0.45%		43,751

Net Assets 100%		9,618,204

*Non income producing securities

ADR – American Depository Receipt

As of March 31, 2020, the gross unrealized appreciation for all securities totaled $2,862,935 and the gross unrealized depreciation for all securities totaled $ (11,953,407) for a net unrealized depreciation of $ (9,126,473) for tax purposes.  The aggregate cost of securities including money funds on March 31, 2020 was $ 18,700,925 for tax purposes.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for financial statements issued after September 15, 2009.  The accompanying financial statements make reference to GAAP issued by the FASB as Accounting Standards CodificationTM (“ASC”).

Security Valuation

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees.

Fair Value Measurements

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs. The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of March 31, 2020:

Level 1	9,574,453
Level 2	-
Level 3	-
Total	9,574,453